United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-3387

                      (Investment Company Act File Number)


              Federated U.S. Government Securities Fund: 2-5 Years
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 1/31/05


                Date of Reporting Period: Quarter ended 10/31/04


Item 1.     Schedule of Investments


Federated U.S. Government Securities Fund: 2-5 Years
Portfolio of Investments
October 31, 2004 (unaudited)


       Principal
       Amount                                                                         Value


                           U.S. Treasury obligations--79.2%
$      15,000,000          6.875%, 5/15/2006                                  $       16,014,900
       14,000,000          7.000%, 7/15/2006                                          15,056,580
       41,000,000          3.500%, 11/15/2006                                         41,749,480
       27,500,000          6.250%, 2/15/2007                                          29,691,475
       49,000,000          4.375%, 5/15/2007                                          50,990,870
       29,280,000          6.625%, 5/15/2007                                          32,080,046
       25,000,000          3.250%, 8/15/2007                                          25,316,500
       52,000,000          3.250%, 8/15/2008                                          52,414,440
       16,000,000          3.375%, 11/15/2008                                         16,169,920
       42,700,000          3.375%, 12/15/2008                                         43,133,832
       25,000,000          3.250%, 1/15/2009                                          25,109,500
       79,000,000          3.125%, 4/15/2009                                          78,789,860
       34,000,000          3.875%, 5/15/2009                                          34,950,980
       25,000,000          5.500%, 5/15/2009                                          27,453,000
       33,500,000          4.000%, 6/15/2009                                          34,583,390
       16,000,000          3.625%, 7/15/2009                                          16,252,480
       43,000,000          3.500%, 8/15/2009                                          43,443,330
       20,401,000          6.000%, 8/15/2009                                          22,861,973
       25,000,000          6.500%, 2/15/2010                                          28,754,000
       28,456,110          Inflation Protected Note, 3.000%, 7/15/2012                31,870,843
       17,000,000          13.250%, 5/15/2014                                         24,137,280
                           Total U.S. Treasury obligations (identified
                           cost $675,277,190)                                         690,824,679
                           Government Agencies--17.5%
       8,900,000           Federal Home Loan Bank System, 7.250%, 5/13/2005           9,141,012
       15,700,000          Federal Home Loan Bank System, 6.875%, 8/15/2005           16,263,316
       23,000,000          Federal Home Loan Bank System, 5.125%, 3/6/2006            23,786,140
       11,000,000          Federal Home Loan Bank System, 4.875%,
                           11/15/2006                                                 11,457,930
       29,000,000          Federal Home Loan Bank System, 7.250%, 2/15/2007           31,809,810
       21,000,000          Federal Home Loan Mortgage Corp., 4.875%,
                           3/15/2007                                                  21,941,010
       10,000,000          Federal Home Loan Bank System, 4.875%, 5/15/2007           10,476,800
       25,000,000          Federal Home Loan Bank System, 7.625%, 5/15/2007           27,862,000
                           Total Government Agencies (identified cost
                           $143,715,073)                                              152,738,018
                           Repurchase Agreement--1.9%
       16,958,000          Interest in $1,100,000,000 joint repurchase
                           agreement with J.P. Morgan Securities, Inc.,
                           1.890%, dated 10/29/2004, to be repurchased at
                           $16,960,671 on 11/1/2004, collateralized by
                           U.S. Government Agency Obligations with various
                           maturities to 2/1/2034, collateral market value
                           $1,122,003,015 (AT AMORTIZED COST)                         16,958,000
                           Total Investments--98.7%
                           (identified cost $835,950,263) 1                           860,520,697
                           other assets and liabilities--net--1.3%                      11,683,485
                           total net assets--100%                              $       872,204,182


1 The cost of investments for federal tax purposes amounts to $835,950,263. The net unrealized appreciation of investments for federal tax purposes was $24,570,434. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,620,393 and net unrealized depreciation from investments for those securities having an excess of cost over value of $49,959.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees"). Investments in other open-end investment companies are valued at net asset value.


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated U.S. Government Securities Fund: 2-5 Years

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        December 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        December 22, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        December 22, 2004